Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
McElhenny Sheffield Managed Risk ETF
Account Value [Line Items]
Line Graph and Table Measure Name	McElhenny Sheffield Managed Risk ETF NAV
Account Value	$ 12,089	$ 9,573	$ 8,590
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 12,707	9,207	8,359
60% S&P 500 TR / 40% Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 TR / 40% Bloomberg US Aggregate Bond Index
Account Value	$ 11,336	$ 8,965	$ 8,437